Significant accounting policies (Details) ¥ in Millions								12 Months Ended
	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Jan. 05, 2017 USD ($)	Jan. 04, 2017	Sep. 26, 2016 CNY (¥)	Sep. 26, 2016 USD ($)	Mar. 31, 2013	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of joint ventures [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control								$ 47,000	$ 0
Building under finance lease, useful life (in years)								15 years
Furniture and fixtures under finance lease, useful life (in years)								5 years
Production and test equipment under finance lease, useful life (in years)								5 years
Bottom of range
Disclosure of joint ventures [line items]
Computer equipment, useful life (in years)								3 years
Furniture and fixtures, useful life (in years)								5 years
Production and test equipment, useful life (in years)								4 years
Top of range
Disclosure of joint ventures [line items]
Computer equipment, useful life (in years)								7 years
Furniture and fixtures, useful life (in years)								14 years
Production and test equipment, useful life (in years)								15 years
Synergy JV Co
Disclosure of joint ventures [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities	¥ 6.7	$ 971,000
Proportion of voting rights held in joint venture (in percentage)					10.00%	10.00%
Internally generated fuel cell intangible assets
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)								5 years
Patents, know-how and in-process research & development | Bottom of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)								5 years
Patents, know-how and in-process research & development | Top of range
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)								20 years
ERP management reporting software system
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)								7 years
Trademarks and service marks
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)								15 years
Domain names
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)								15 years
Customer base and relationships
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)								10 years
Acquired non-compete agreements
Disclosure of joint ventures [line items]
Intangibles, useful life (in years)								1 year
Guangzhou Ballard Power Systems Co., Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary (in percentage)								100.00%
Ballard Hong Kong Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary (in percentage)								100.00%	100.00%
Protonex Technology Corporation
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary (in percentage)								100.00%	100.00%
Ballard Services Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary (in percentage)								100.00%	100.00%
Ballard Fuel Cell Systems Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary (in percentage)								100.00%	100.00%
Ballard Power Systems Europe A/S
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary (in percentage)			100.00%	57.00%				100.00%	57.00%
Proportion of ownership interest in subsidiary, purchase of additional interest, percentage			43.00%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control			$ 47,000					$ 47,000
Ballard Power Corporation
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary (in percentage)								100.00%	100.00%
Synergy | Synergy JV Co
Disclosure of joint ventures [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities					¥ 60.3	$ 9,000,000
Proportion of voting rights held in joint venture (in percentage)					90.00%	90.00%
Dansk Industri Invest A/S | Ballard Power Systems Europe A/S
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary (in percentage)							43.00%